Cash and cash equivalents and investment securities	6 Months Ended
Jun. 30, 2025
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Cash and cash equivalents and investment securities
15. Cash and cash equivalents and investment securities
Cash and cash equivalents

Million US dollar	30 June 2025	31 December 2024

Cash and bank accounts	4 642	6 210
Short-term bank deposits	2 525	4 964
Cash and cash equivalents	7 167	11 174
Bank overdrafts	(21)	-
Cash and cash equivalents in the statement of cash flows	7 146	11 174
The cash outstanding as at 30 June 2025 includes restricted
cash
for an amount of 105m US dollar (31 December 2024: 99m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (80m US dollar).
Investment securities

Million US dollar	30 June 2025	31 December 2024

Investment in unquoted companies	125	129
Investment in debt securities	27	39
Non-current investments	152	168

Investment in debt securities	205	221
Current investments	205	221

As at 30 June 2025, current debt securities of 205m US dollar mainly represented investments in government bonds (31 December 2024: 221m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.